UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 8.70%
Federal Farm Credit Bank
0.095%, due 04/01/14[1]	47,000,000	46,999,279
0.160%, due 11/26/14[2]	25,000,000	24,973,445
Federal Home Loan Bank
0.070%, due 04/09/14[2]	50,000,000	49,999,222
0.075%, due 04/30/14[2]	50,000,000	49,996,979
0.057%, due 05/07/14[2]	61,454,000	61,450,497
0.135%, due 08/06/14[2]	75,000,000	74,964,281
0.100%, due 08/15/14[2]	40,000,000	39,984,889
US Treasury Bills
0.095%, due 08/14/14[2]	75,000,000	74,973,281
US Treasury Notes
2.625%, due 07/31/14	65,000,000	65,533,982

Total US government and agency obligations (cost — $488,875,855)		488,875,855

Time deposits — 6.66%
Banking-non-US — 6.66%
Credit Agricole Corporate & Investment Bank
0.040%, due 04/01/14	174,000,000	174,000,000
Erste Bank
0.130%, due 04/01/14	200,000,000	200,000,000

Total time deposits (cost — $374,000,000)		374,000,000

Bank notes — 2.94%
Banking-US — 2.94%
Bank of America N.A.
0.150%, due 04/17/14	95,000,000	95,000,000
0.150%, due 05/15/14	70,000,000	70,000,000

Total bank notes (cost — $165,000,000)		165,000,000

Certificates of deposit — 12.57%
Banking-non-US — 9.90%
Bank of Nova Scotia
0.246%, due 04/22/14[1]	75,000,000	75,000,000
Credit Industriel et Commercial
0.200%, due 06/05/14	75,000,000	75,000,000
Credit Suisse
0.190%, due 04/03/14	80,000,000	80,000,000
National Australia Bank Ltd.
0.275%, due 04/07/14[1]	50,000,000	50,000,000
Natixis
0.215%, due 04/28/14[1]	61,000,000	61,000,000
Nordea Bank Finland
0.290%, due 11/20/14	55,000,000	55,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Rabobank Nederland NV
0.360%, due 06/11/14	55,000,000	55,000,000
Societe Generale
0.273%, due 04/30/14[1]	55,000,000	55,000,000
Toronto-Dominion Bank
0.195%, due 04/22/14[1]	50,000,000	50,000,000

		556,000,000

Banking-US — 2.67%
Citibank N.A.
0.160%, due 05/19/14	50,000,000	50,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	50,000,000	50,000,000
Wells Fargo Bank N.A.
0.210%, due 06/09/14	50,000,000	50,000,000

		150,000,000

Total certificates of deposit (cost — $706,000,000)		706,000,000

Commercial paper[2] — 41.68%
Asset backed-miscellaneous — 20.83%
Albion Capital Corp.
0.160%, due 04/22/14	47,040,000	47,035,610
Cancara Asset Securitisation LLC
0.160%, due 04/03/14	15,000,000	14,999,867
0.215%, due 06/06/14[1,3]	50,000,000	50,000,000
0.180%, due 06/09/14	17,500,000	17,493,962
0.170%, due 06/10/14	70,000,000	69,976,861
Chariot Funding LLC
0.300%, due 06/03/14	25,000,000	24,986,875
0.300%, due 06/06/14	25,000,000	24,986,250
Gotham Funding Corp.
0.190%, due 04/10/14	55,000,000	54,997,387
0.160%, due 04/16/14	49,000,000	48,996,733
0.145%, due 04/21/14	35,000,000	34,997,181
Liberty Street Funding LLC
0.170%, due 05/08/14	75,000,000	74,986,896
LMA Americas LLC
0.160%, due 04/22/14	60,000,000	59,994,400
Manhattan Asset Funding Co. LLC
0.170%, due 04/17/14	52,700,000	52,696,018
0.170%, due 05/05/14	38,500,000	38,493,819
Old Line Funding LLC
0.186%, due 04/04/14[1]	35,000,000	35,000,000
0.180%, due 05/16/14	40,000,000	39,991,000
0.180%, due 06/12/14	44,000,000	43,984,160
0.230%, due 07/23/14	44,000,000	43,968,234
Sheffield Receivables Corp.
0.190%, due 05/06/14	30,000,000	29,994,458
0.190%, due 05/14/14	46,150,000	46,139,526

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Thunder Bay Funding LLC
0.190%, due 05/15/14	50,000,000	49,988,389
0.230%, due 06/04/14	56,356,000	56,332,957
Versailles Commercial Paper LLC
0.080%, due 04/01/14	7,500,000	7,500,000
0.216%, due 04/07/14[1,3]	50,000,000	50,000,000
0.206%, due 04/22/14[1]	50,000,000	50,000,000
Victory Receivables Corp.
0.170%, due 04/08/14	50,200,000	50,198,341
0.140%, due 04/29/14	52,000,000	51,994,338

		1,169,733,262

Banking-non-US — 4.94%
Barclays Bank PLC
0.210%, due 05/13/14	40,000,000	39,990,200
0.210%, due 05/29/14	65,000,000	64,978,008
Commonwealth Bank of Australia
0.230%, due 04/23/14[1]	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	26,650,000	26,632,766
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	25,000,000	24,989,792
Westpac Trust Securities NZ Ltd.
0.282%, due 04/11/14[1]	71,000,000	71,000,164

		277,590,930

Banking-US — 10.13%
Bedford Row Funding Corp.
0.280%, due 10/09/14	25,000,000	24,962,861
BNP Paribas Finance, Inc.
0.170%, due 04/07/14	65,000,000	64,998,158
0.200%, due 04/10/14	63,000,000	62,996,850
0.220%, due 06/06/14	45,000,000	44,981,850
ING (US) Funding LLC
0.205%, due 04/07/14	68,000,000	67,997,677
0.200%, due 05/13/14	75,000,000	74,982,500
Natixis US Finance Co. LLC
0.050%, due 04/01/14	73,000,000	73,000,000
Northern Pines Funding LLC
0.250%, due 05/27/14	35,000,000	34,986,389
0.250%, due 05/28/14	65,000,000	64,974,271
State Street Corp.
0.160%, due 04/11/14	55,000,000	54,997,555

		568,878,111

Finance-captive automotive — 1.07%
Toyota Motor Credit Corp.
0.200%, due 04/16/14	60,000,000	59,995,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-noncaptive diversified — 2.40%
General Electric Capital Corp.
0.200%, due 06/02/14	70,000,000	69,975,889
0.200%, due 08/05/14	65,000,000	64,954,500

		134,930,389

Insurance-life — 0.89%
MetLife Short Term Funding LLC
0.130%, due 04/14/14	50,000,000	49,997,653

Tobacco — 1.42%
Philip Morris International Co.
0.140%, due 04/22/14	80,000,000	79,993,467

Total commercial paper (cost — $2,341,118,812)		2,341,118,812

Short-term corporate obligations — 3.38%
Banking-non-US — 1.60%
Barclays Bank PLC
0.360%, due 05/07/14[4]	60,000,000	60,000,000
Royal Bank of Canada
0.290%, due 04/07/14[1,3]	30,000,000	30,000,000

		90,000,000

Banking-US — 0.89%
Wells Fargo Bank N.A.
0.334%, due 06/23/14[1]	50,000,000	50,000,000

Supranational — 0.89%
International Bank for Reconstruction & Development
0.100%, due 04/01/14[1]	50,000,000	49,998,981

Total short-term corporate obligations (cost — $189,998,981)		189,998,981

Non-US government agency — 3.54%
Supranational — 3.54%
Export Development Canada 0.140%, due 04/01/14[1,3]	45,000,000	45,000,000
KfW 0.130%, due 05/12/14 0.135%, due 06/13/14	77,000,000 77,000,000	76,988,600 76,978,921

Total non-US government agency (cost — $198,967,521)		198,967,521

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — 20.53%
Repurchase agreement dated 03/31/14 with BNP Paribas Securities Corp. 0.050% due 04/01/14, collateralized by $24,928,000 Federal Home Loan Mortgage Corp. obligations, 4.125% to 6.750% due 03/15/31 to 10/11/33, $11,955,000 Federal National Mortgage Association Corp. obligations, 2.660% due 09/06/23 and $59,022,700 US Treasury Inflation Index Bonds, 1.750% to 3.3750% due 01/15/28 to 02/15/40; (value — $127,500,226); proceeds: $125,000,174	125,000,000	125,000,000

Repurchase agreement dated 03/31/14 with Deutsche Bank Securities, Inc., 0.080% due 04/01/14, collateralized by $988,000 Federal Agricultural Mortgage Corp. obligations, zero coupon due 10/01/14, $2,047,000 Federal Farm Credit Bank, zero coupon to 0.186% due 06/13/14 to 02/13/15, $95,000 Federal Home Loan Bank obligations, 0.230% to 5.000% due 04/15/14 to 12/21/15, $15,937,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.000% due 07/15/14 to 12/14/29, $11,540,790 Federal National Mortgage Association obligations, zero coupon to 6.250% due 05/15/14 to 05/15/30, $4,585,000 Financing Corp. (FICO), zero coupon due 09/26/18 to 09/26/19 and $4,771,000 Resolution Funding Corp. Interest Strips, zero coupon due 04/15/14 to 01/15/30; (value — $28,152,169);
proceeds: $27,600,061

	27,600,000	27,600,000
Repurchase agreement dated 03/31/14 with Federal Reserve Bank of New York, 0.050% due 04/01/14, collateralized by $43,435,800 US Treasury Bond, 4.250% due 05/15/39; (value —$50,000,116); proceeds: $50,000,069	50,000,000	50,000,000
Repurchase agreement dated 03/31/14 with Goldman Sachs & Co., 0.040% due 04/07/14, collateralized by $177,120,900 US Treasury Inflation Index Note, 0.625% due 01/15/24; (value —$178,500,061); proceeds: $175,001,361	175,000,000	175,000,000
Repurchase agreement dated 03/31/14 with Goldman Sachs & Co., 0.070% due 04/01/14, collateralized by $46,754,000 Federal Home Loan Mortgage Corp. obligations, 0.875% to 2.375% due 02/22/17 to 01/13/22 and $39,999,000 Federal National Mortgage Association Corp. obligations, 5.625% due 07/15/37; (value — $96,900,349); proceeds: $95,000,185	95,000,000	95,000,000
Repurchase agreement dated 03/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 04/01/14, collateralized by $39,593,000 Federal Farm Credit Bank, 1.800% to 3.250% due 01/15/21 to 11/20/30, $27,325,000 Federal Home Loan Bank obligations, 0.375% to 3.300% due 02/19/16 to 09/07/32, $124,030,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 05/13/16 to 03/15/31 and $102,819,000 Federal National Mortgage Association obligations, zero coupon to 3.100% due 08/01/14 to 03/23/28; (value — $255,000,474); proceeds: $250,000,278	250,000,000	250,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/14 with State Street Bank and Trust Co., 0.000% due 04/01/14, collateralized by $263,100 Federal Home Loan Mortgage Corp. obligations, 2.070% due 11/07/22; (value — $242,794); proceeds: $238,000	238,000	238,000
Repurchase agreement dated 03/31/14 with Toronto-Dominion Bank, 0.070% due 04/01/14, collateralized by $147,916,762 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 06/01/43 and $498,870,797 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 10/01/43; (value — $438,600,001); proceeds: $430,000,836	430,000,000	430,000,000

Total repurchase agreements (cost — $1,152,838,000)		1,152,838,000

Total investments (cost — $5,616,799,169 which approximates cost for federal income tax purposes) — 100.00%		5,616,799,169

Liabilities in excess of other assets — 0.00%		(270,510)
Net assets (applicable to 5,616,527,258 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		5,616,528,659

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	488,875,855	—	488,875,855
Time deposits	—	374,000,000	—	374,000,000
Bank notes	—	165,000,000	—	165,000,000
Certificates of deposit	—	706,000,000	—	706,000,000
Commercial paper	—	2,341,118,812	—	2,341,118,812
Short-term corporate obligations	—	189,998,981	—	189,998,981
Non-US government agency	—	198,967,521	—	198,967,521
Repurchase agreements	—	1,152,838,000	—	1,152,838,000

Total	—	5,616,799,169	—	5,616,799,169

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	72.3
France	6.5
Austria	3.6
Canada	3.6
Australia	3.0
United Kingdom	2.9
Germany	2.7
Japan	1.5
Switzerland	1.4
Finland	1.0
Netherlands	1.0
Singapore	0.5

Total	100.0

Weighted average maturity — 37 days

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.12% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid security as of March 31, 2014.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2013.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 65.07%
Federal Farm Credit Bank
0.073%, due 04/01/14[1]	50,000,000	50,000,000
0.140%, due 04/01/14[1]	35,000,000	34,998,228
0.360%, due 04/01/14[1]	97,955,000	98,000,444
0.150%, due 04/02/14[1]	50,000,000	49,998,080
0.125%, due 04/09/14	35,000,000	34,999,636
0.280%, due 04/14/14[1]	50,000,000	50,040,826
0.140%, due 06/26/14[1]	50,000,000	50,000,000
0.130%, due 07/16/14[2]	50,000,000	49,980,861
0.140%, due 08/15/14[2]	50,000,000	49,973,556
0.090%, due 08/20/14[2]	9,000,000	8,996,828
Federal Home Loan Bank
0.070%, due 04/04/14[2]	21,890,000	21,889,872
0.060%, due 04/14/14[2]	90,000,000	89,998,050
0.070%, due 04/16/14[2]	75,000,000	74,997,812
0.075%, due 04/30/14[2]	75,000,000	74,995,469
0.090%, due 07/23/14[2]	26,000,000	25,992,655
0.135%, due 08/06/14[2]	25,000,000	24,988,094
0.120%, due 01/07/15	50,000,000	49,991,548
Federal Home Loan Bank
0.100%, due 04/03/14[1]	25,000,000	24,999,623
Federal Home Loan Mortgage Corp.*
0.140%, due 05/02/14[2]	100,000,000	99,987,944
0.100%, due 08/05/14[2]	50,000,000	49,982,500
0.750%, due 11/25/14	50,000,000	50,200,105
0.120%, due 01/21/15[2]	50,000,000	49,950,833
Federal National Mortgage Association *
2.500%, due 05/15/14	42,574,000	42,697,698
US Treasury Notes
0.250%, due 04/30/14	35,000,000	35,003,144
2.375%, due 08/31/14	25,000,000	25,229,396
4.250%, due 11/15/14	23,000,000	23,587,878
0.250%, due 01/15/15	15,000,000	15,008,601

Total US government and agency obligations (cost — $1,256,489,681)		1,256,489,681

Repurchase agreements — 37.47%
Repurchase agreement dated 03/31/14 with Barclays Capital, Inc., 0.060% due 04/01/14, collateralized by $20,017,800 US Treasury Bond, 3.625% due 02/15/44; (value — $20,400,021); proceeds: $20,000,033	20,000,000	20,000,000
Repurchase agreement dated 03/31/14 with BNP Paribas Securities Corp. 0.050% due 04/01/14, collateralized by $101,738,600 US Treasury Notes, 0.375% to 2.250% due 06/30/15 to 03/31/21; (value — $102,000,022); proceeds: $100,000,139	100,000,000	100,000,000
Repurchase agreement dated 03/31/14 with Deutsche Bank Securities, Inc., 0.050% due 04/01/14, collateralized by $90,226,900 US Treasury Notes, 0.625% to 2.125% due 05/31/15 to 08/31/17; (value — $89,760,033); proceeds: $80,000,122	88,000,000	88,000,000
Repurchase agreement dated 03/31/14 with Goldman Sachs & Co., 0.030% due 04/01/14, collateralized by $202,423,900 US Treasury Inflation Index Note, 0.625% due 01/15/24; (value — $204,000,084); proceeds: $200,000,167	200,000,000	200,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 04/01/14, collateralized by $72,617,900 US Treasury Bill, zero coupon due 08/21/14, $18,886,300 US Treasury Bond, 8.875% due 08/15/17, $46,710,900 US Treasury Inflation Index Note, 0.125% due 04/15/16 and $96,607,943 US Treasury Bond Strip, zero coupon due 05/15/24; (value — $219,300,024); proceeds: $215,000,239	215,000,000	215,000,000
Repurchase agreement dated 03/31/14 with State Street Bank and Trust Co., 0.000% due 04/01/14, collateralized by $715,235 Federal Home Loan Mortgage Corp. obligations, 2.070% due 11/07/22; (value — $660,033); proceeds: $647,000	647,000	647,000
Repurchase agreement dated 03/31/14 with Toronto-Dominion Bank, 0.060% due 04/01/14, collateralized by $103,504,500 US Treasury Notes, 0.375% to 1.625% due 03/31/16 to 11/15/22; (value — $102,000,092); proceeds: $100,000,167	100,000,000	100,000,000

Total repurchase agreements (cost — $723,647,000)		723,647,000

Total investments (cost — $1,980,136,681 which approximates cost for federal income tax purposes) — 102.54%		1,980,136,681

Liabilities in excess of other assets — (2.54)%		(49,016,982)
Net assets (applicable to 1,931,107,540 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,931,119,699

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,256,489,681	—	1,256,489,681
Repurchase agreements	—	723,647,000	—	723,647,000

Total	—	1,980,136,681	—	1,980,136,681

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 49 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2013.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 5.16%
Federal National Mortgage Association*
0.120%, due 04/16/14[1]	10,000,000	9,999,500
Federal Home Loan Bank
0.100%, due 07/29/14	10,000,000	9,999,009
US Treasury Bills
0.087%, due 04/24/14[1]	12,000,000	11,999,333
US Treasury Notes
2.625%, due 07/31/14	12,000,000	12,098,581

Total US government and agency obligations (cost — $44,096,423)		44,096,423

Bank note — 1.40%
Banking-US — 1.40%
Bank of America N.A. 0.150%, due 04/17/14 (cost — $12,000,000)	12,000,000	12,000,000

Certificates of deposit — 23.43%
Banking-non-US — 16.87%
Bank of Nova Scotia
0.246%, due 04/22/14[2]	3,000,000	3,000,000
0.190%, due 06/19/14	15,000,000	15,000,164
Credit Industriel et Commercial
0.200%, due 06/05/14	8,000,000	8,000,000
Credit Suisse
0.190%, due 04/03/14	10,000,000	10,000,000
0.140%, due 05/28/14	12,000,000	12,000,000
Mizuho Bank Ltd.
0.200%, due 04/03/14	17,000,000	17,000,000
National Australia Bank Ltd.
0.275%, due 04/07/14[2]	5,000,000	5,000,000
Natixis
0.215%, due 04/28/14[2]	7,000,000	7,000,000
Nordea Bank Finland
0.290%, due 11/20/14	5,000,000	5,000,000
Norinchukin Bank Ltd.
0.100%, due 04/03/14	25,000,000	25,000,000
Oversea-Chinese Banking Corp., Ltd.
0.195%, due 04/15/14	10,000,000	10,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	5,000,000	5,000,000
Societe Generale
0.273%, due 04/30/14[2]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 06/09/14	15,000,000	15,000,000

		144,000,164

Banking-US — 6.56%
Branch Banking & Trust Co.
0.160%, due 04/14/14	20,000,000	20,000,000
0.130%, due 05/30/14	5,000,000	5,000,000
JPMorgan Chase & Co.
0.380%, due 12/04/14	5,000,000	5,000,000

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
PNC Bank N.A.
0.230%, due 09/15/14	11,000,000	11,000,000
Wells Fargo Bank N.A.
0.210%, due 06/09/14	15,000,000	15,000,000

		56,000,000

Total certificates of deposit (cost — $200,000,164)		200,000,164

Commercial paper[1] — 44.30%
Asset backed-miscellaneous — 22.70%
Atlantic Asset Securitization LLC
0.120%, due 04/09/14	10,000,000	9,999,733
Cancara Asset Securitisation LLC
0.160%, due 04/03/14	4,000,000	3,999,965
0.140%, due 04/16/14	10,000,000	9,999,417
0.170%, due 04/23/14	10,000,000	9,998,961
0.170%, due 04/30/14	3,000,000	2,999,589
Chariot Funding LLC
0.230%, due 04/29/14	16,618,000	16,615,027
Gemini Securitization Corp. LLC
0.230%, due 06/17/14	5,000,000	4,997,540
Gotham Funding Corp.
0.160%, due 04/01/14	8,166,000	8,166,000
0.170%, due 04/01/14	13,000,000	13,000,000
0.140%, due 04/09/14	4,000,000	3,999,876
Liberty Street Funding LLC
0.130%, due 04/14/14	8,500,000	8,499,601
0.180%, due 06/12/14	8,500,000	8,496,940
Old Line Funding LLC
0.230%, due 04/15/14	7,000,000	6,999,374
0.180%, due 05/16/14	10,000,000	9,997,750
Regency Markets No. 1 LLC
0.140%, due 04/14/14	5,000,000	4,999,747
0.140%, due 04/15/14	15,000,000	14,999,183
0.140%, due 04/22/14	4,000,000	3,999,674
Sheffield Receivables Corp.
0.180%, due 06/04/14	5,000,000	4,998,400
0.180%, due 06/10/14	15,000,000	14,994,750
Thunder Bay Funding LLC
0.230%, due 06/04/14	8,000,000	7,996,729
Victory Receivables Corp.
0.180%, due 04/14/14	5,000,000	4,999,675
0.140%, due 04/29/14	10,000,000	9,998,911
Working Capital Management Co.
0.160%, due 05/05/14	9,000,000	8,998,640

		193,755,482

Banking-non-US — 3.98%
DBS Bank Ltd.
0.240%, due 04/01/14	10,000,000	10,000,000
0.240%, due 04/23/14	11,000,000	10,998,387

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
Groupe BPCE SA
0.140%, due 04/16/14	3,000,000	2,999,825
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	10,000,000	9,995,916

		33,994,128

Banking-US — 11.24%
Bedford Row Funding Corp.
0.050%, due 04/03/14	19,000,000	18,999,947
0.280%, due 10/09/14	5,000,000	4,992,572
BNP Paribas Finance, Inc.
0.220%, due 06/06/14	8,000,000	7,996,773
Erste Finance LLC
0.160%, due 04/01/14	10,000,000	10,000,000
ING (US) Funding LLC
0.200%, due 05/13/14	4,000,000	3,999,067
Natixis US Finance Co. LLC
0.050%, due 04/01/14	15,000,000	15,000,000
Northern Pines Funding LLC
0.240%, due 05/30/14	12,000,000	11,995,280
0.240%, due 06/25/14	13,000,000	12,992,633
Societe Generale N.A., Inc.
0.020%, due 04/01/14	10,000,000	10,000,000

		95,976,272

Energy-integrated — 1.05%
CNPC Finance HK Ltd.
0.300%, due 04/01/14	9,000,000	9,000,000

Finance-captive automotive — 1.17%
Toyota Motor Credit Corp.
0.200%, due 04/16/14	5,000,000	4,999,583
0.160%, due 06/26/14	5,000,000	4,998,089

		9,997,672

Finance-non-captive diversified — 0.70%
General Electric Capital Corp.
0.130%, due 05/22/14	6,000,000	5,998,895

Insurance-life — 3.46%
MetLife Short Term Funding LLC
0.110%, due 05/07/14	7,000,000	6,999,230
Prudential PLC
0.130%, due 04/23/14	7,000,000	6,999,444
0.150%, due 05/13/14	15,500,000	15,497,288

		29,495,962

Total commercial paper (cost — $378,218,411)		378,218,411

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligation — 1.52%
Barclays Bank PLC 0.360%, due 05/07/14[3] (cost — $13,000,000)	13,000,000	13,000,000

Non-US government agency — 1.76%
Supranational — 1.76%
Export Development Canada 0.140%, due 04/01/14[2,4]	5,000,000	5,000,000
KfW
0.135%, due 06/13/14	10,000,000	9,997,263

Total non-US government agency (cost — $14,997,263)		14,997,263

Repurchase agreements — 22.44%
Repurchase agreement dated 03/31/14 with Barclays Capital, Inc., 0.060% due 04/01/14, collateralized by $138,227,500 US Treasury Notes, 1.500% to 2.250% due 12/31/18 to 03/31/21; (value — $137,700,048); proceeds: $135,000,225	135,000,000	135,000,000
Repurchase agreement dated 03/31/14 with Deutsche Bank Securities, Inc., 0.050% due 04/01/14, collateralized by $12,320,746 US Treasury Bill, zero coupon due 05/29/14 and $44,730,200 US Treasury Note, 1.000% due 03/31/17; (value — $57,120,084); proceeds: $56,000,078	56,000,000	56,000,000
Repurchase agreement dated 03/31/14 with State Street Bank and Trust Co., 0.000% due 04/01/14, collateralized by $617,954 Federal Home Loan Mortgage Corp. obligations, 2.070% due 11/07/22; (value — $570,261); proceeds: $559,000	559,000	559,000

Total repurchase agreements (cost — $191,559,000)		191,559,000

Total investments (cost — $853,871,261 which approximates cost for federal income tax purposes) — 100.01%		853,871,261

Liabilities in excess of other assets — (0.01)%		(119,238)
Net assets (applicable to 853,750,200 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		853,752,023

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	44,096,423	—	44,096,423
Bank note	—	12,000,000	—	12,000,000
Certificates of deposit	—	200,000,164	—	200,000,164
Commercial paper	—	378,218,411	—	378,218,411
Short-term corporate obligation	—	13,000,000	—	13,000,000
Non-US government agency	—	14,997,263	—	14,997,263
Repurchase agreements	—	191,559,000	—	191,559,000

Total	—	853,871,261	—	853,871,261

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	71.0
Japan	9.0
United Kingdom	4.2
Singapore	3.6
France	2.9
Canada	2.7
Switzerland	2.6
Germany	1.2
China	1.0
Australia	0.6
Finland	0.6
Netherlands	0.6

Total	100.0

Weighted average maturity — 32 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment as of March 31, 2014.
[4]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.59% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2013.

UBS RMA Money Fund Inc.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 —  Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 30, 2014